2015 PRIVATE PLACEMENT FINANCING - Additional Information (Details)						1 Months Ended	12 Months Ended
	Jun. 22, 2020 USD ($) shares	Jun. 04, 2020 $ / shares shares	Jun. 03, 2020 USD ($) $ / shares	Jul. 02, 2015 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) $ / shares	Jun. 21, 2020 $ / shares	Jun. 02, 2020 $ / shares	Dec. 31, 2017 $ / shares
Private Placement [Line Items]
Proceeds from exercise of warrants | $							$ 932,728	$ 0
2015 Investors [Member]
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues				454,387		13,936,367	454,387
Proceeds from Issuance of Common Stock | $				$ 100,000		$ 3,066,000
Series D Warrants [Member]
Private Placement [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 0.25
Percentage of Shares Purchased by Investors							100.00%
2015 Private Placement [Member]
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues					14,390,754	13,936,367
Share Price | $ / shares					$ 0.22	$ 0.22
Proceeds from Issuance of Common Stock | $					$ 3,200,000
2015 Private Placement [Member] | Keyes Sulat Agreement
Private Placement [Line Items]
Common Stock Issuance Upon Exercise Of Warrants	454,546
2015 Private Placement [Member] | Series D Warrants [Member]
Private Placement [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.18		$ 0.25	$ 0.25		$ 0		$ 0.25
Proceeds from exercise of warrants | $			$ 850,000				$ 932,728
Percentage of increase in ownership interest as a result of reduction in exercise price of warrant			4.90%
Common Stock Issuance Upon Exercise Of Warrants		4,727,273					5,181,819
Non cash interest | $							$ 220,000
Number of warrants expired							3,792,570
2015 Private Placement [Member] | Series J warrant
Private Placement [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.25
Common Stock Issuance Upon Exercise Of Warrants		3,545,454
Exercise term of warrants		1 year
2015 Private Placement [Member] | Series J warrant | Keyes Sulat Agreement
Private Placement [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.25
Proceeds from exercise of warrants | $	$ 82,000
Common Stock Issuance Upon Exercise Of Warrants	340,910
Exercise term of warrants	1 year
Measurement Input, Price Volatility [Member]
Private Placement [Line Items]
Derivative Liability, Measurement Input							88.15
Measurement Input, Risk Free Interest Rate [Member]
Private Placement [Line Items]
Derivative Liability, Measurement Input							0.16
Measurement Input, Expected Forfeiture Rate [Member]
Private Placement [Line Items]
Derivative Liability, Measurement Input							0
Measurement Input, Expected Dividend Rate [Member]
Private Placement [Line Items]
Derivative Liability, Measurement Input							0
Measurement Input, Expected Term [Member]
Private Placement [Line Items]
Derivative Liability, Measurement Input							1.08